Share capital - Stock Option Range of Exercise Prices and Weighted Average Years to Expiration (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	30,967	30,927	32,489
Weighted- average years to expiry (in years)	3 years 2 months 19 days
Weighted-average exercise price (in Cdn.$per share)	$ 5.09	$ 4.98	$ 4.75
Number of exercisable options (in shares) | shares	22,968
Weighted-average exercise price (in Cdn.$per share)	$ 5.14
2.95 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	35
Weighted- average years to expiry (in years)	3 years 4 months 20 days
Weighted-average exercise price (in Cdn.$per share)	$ 2.95
Number of exercisable options (in shares) | shares	13
Weighted-average exercise price (in Cdn.$per share)	$ 2.95
3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	1,988
Weighted- average years to expiry (in years)	2 years 11 months 15 days
Weighted-average exercise price (in Cdn.$per share)	$ 3.26
Number of exercisable options (in shares) | shares	1,918
Weighted-average exercise price (in Cdn.$per share)	$ 3.25
4.00 – 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	7,245
Weighted- average years to expiry (in years)	4 years 2 months 19 days
Weighted-average exercise price (in Cdn.$per share)	$ 4.44
Number of exercisable options (in shares) | shares	3,639
Weighted-average exercise price (in Cdn.$per share)	$ 4.42
5.00 – 5.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	19,538
Weighted- average years to expiry (in years)	2 years 11 months 26 days
Weighted-average exercise price (in Cdn.$per share)	$ 5.38
Number of exercisable options (in shares) | shares	15,415
Weighted-average exercise price (in Cdn.$per share)	$ 5.39
6.00 – 6.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	2,041
Weighted- average years to expiry (in years)	2 years 3 months 18 days
Weighted-average exercise price (in Cdn.$per share)	$ 6.25
Number of exercisable options (in shares) | shares	1,863
Weighted-average exercise price (in Cdn.$per share)	$ 6.25
7.00 – 8.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	120
Weighted- average years to expiry (in years)	1 year 6 months 21 days
Weighted-average exercise price (in Cdn.$per share)	$ 8.01
Number of exercisable options (in shares) | shares	120
Weighted-average exercise price (in Cdn.$per share)	$ 8.01
Bottom of range | 2.95 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	2.95
Bottom of range | 3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	3.00
Bottom of range | 4.00 – 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	4.00
Bottom of range | 5.00 – 5.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	5.00
Bottom of range | 6.00 – 6.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	6.00
Bottom of range | 7.00 – 8.53
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	7.00
Top of range | 2.95 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	2.99
Top of range | 3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	3.99
Top of range | 4.00 – 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	4.99
Top of range | 5.00 – 5.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	5.99
Top of range | 6.00 – 6.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	6.99
Top of range | 7.00 – 8.53
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	$ 8.53